SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 0 3 2005
DIVISION OF MARKET REGULATION

For Internal Use Only
SEC File No. 91- 00319

[redacted]

05073705

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
Amended FORM 19b-4(e) originally filed November 7, 2005

19B-4E

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Corporation

3. Class of New Derivative Securities Product: Index-Linked Note

Name of Underlying Instrument: CBOE DJIA Buy Write Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.

6. Ticker Symbol(s) of New Derivative Product: BWR

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

The New York Stock Exchange and NASDAQ National Market System.

PROCESSED
DEC 0 7 2005
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	December 1, 2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability	December 2, 2005

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

December 1, 2005

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 0 2 2005
DIVISION OF MARKET REGULATION

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Amended Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files an Amended Form 19b-4(e) originally filed November 7, 2005 with respect to the Merrill Lynch & Co., Inc. 8% Monthly Income Strategic Return Notes® linked to the CBOE DJIA Buy Write Index (symbol: BWR) listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability	December 2, 2005